Trade Receivables and Contract Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 6,704	€ 6,656	€ 5,961
Contract assets	168,515	172,580
Contract assets gross	414,955	360,433
Invoices issued to customers as advances	246,440	187,853
IFRS 9
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 6,704	€ 6,656
Bottom of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	60 days
Top of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	90 days